Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2021
Registrant Name	dei_EntityRegistrantName	Rydex Series Funds
CIK	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Aug. 05, 2021
Effective Date	dei_DocumentEffectiveDate	Aug. 05, 2021
Prospectus Date	rr_ProspectusDate	Aug. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A